Document and Entity Information	Oct. 23, 2025
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	IWAC HOLDING COMPANY INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002033522
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2